ADVANCE TO SELLERS (Details) ¥ in Thousands	Mar. 31, 2020 CNY (¥)
ADVANCE TO SELLERS
Advance to sellers	¥ 134,214
Less: provision for credit losses	(1,688)
Advance to sellers, net	¥ 132,526